Share-based Compensation - Summary of Changes in Deferred Share Units (Details) - Cash Settled Plan - Deferred Share Units - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	551,250	332,331
Granted	1,216,076	248,919
Exercised	(58,943)	(30,000)
Ending balance	1,708,383	551,250